Cover	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	LITHIA MOTORS INC
Entity Incorporation, State or Country Code	OR
Entity File Number	001-14733
Entity Tax Identification Number	93-0572810
Entity Address, Address Line One	150 N. Bartlett Street
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97501
City Area Code	541
Local Phone Number	776-6401
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock without par value
Trading Symbol	LAD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001023128
Amendment Flag	false